Financial - risk management objectives and policies	12 Months Ended
Dec. 31, 2022
Disclosure of financial risk management objectives and policies [Line Items]
Financial - risk management objectives and policies

35.         Financial - risk management objectives and policies

The Group’s principal financial liabilities, other than derivatives, are comprised of trade accounts and other payables, and financial obligations. The main purpose of these financial instruments is to finance the Group’s operations. The Group’s principal financial assets include cash and cash equivalents and trade and other receivables that derive directly from its operations.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s management oversees the management of these risks. A committee that advises on financial risks supports it. This committee provides assurance to management that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. All derivative activities for risk management purposes are carried out by internal specialists that have the appropriate skills, experience and supervision.

There were no changes in the objectives, policies or processes during the years ended December 31, 2022, 2021 and 2020.

The Board of Directors reviews and approves policies for managing each of these risks, which are described below:

(a)	Market risk -

Market risk is the risk that the fair value of the future cash flows from financial instruments will fluctuate because of changes in market prices. Market risks that apply to the Group comprise four types of risk: exchange rate risk, commodity risk, interest rate risk and other pricing, such as the riskof movements in the stock price. Financial instruments affected by market risks include time deposits, financial obligations, embedded derivatives and derivative financial instruments.

The sensitivity analyses in this section relate to the positions as of December 31, 2022 and 2021 and have been prepared considering that the proportion of financial instruments in foreign currency are constant.

(a.1)       Exchange rate risk

The exchange rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange relates primarily to the Group´s operating activities in soles. The Group mitigates the effect of exposure to exchange-rate risk by carrying out almost all of its transactions in its functional currency.

Excluding loans in soles, management maintains smaller amounts in soles in order to cover its needs in this currency (primarily payment of taxes).

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)
2022
Exchange rate	10%	58,032
Exchange rate	(10)%	(58,032)

2021
Exchange rate	10%	56,122
Exchange rate	(10)%	(56,122)

2020
Exchange rate	10%	7,591
Exchange rate	(10)%	(7,083)

(a.2)       Commodity price risk

The Group is affected by the price volatility of the commodities it mines. The price of mineral sold by the Group has fluctuated historically and is affected by numerous factors beyond its control.

The Group manages its commodity price risk primarily using sales commitments in customer contracts and hedge contracts for the metals sold by the subsidiary El Brocal.

The Company’s subsidiary El Brocal entered into derivative contracts that qualified as cash flow hedges, with the intention of mitigating the risk resulting from the decrease in the prices of its minerals. These derivative contracts are recorded as assets or liabilities in the consolidated statements of financial position, see note 14, and are stated at fair value. To the extent that these hedges were effective in offsetting future cash flows from the sale of the related production, changes in fair value are deferred in an equity account under “Other comprehensive income (loss)”. The amounts included temporarily in other comprehensive income (loss) are reclassified to the “Sales of goods” caption when the related minerals are sold. See note 34(a) and note 20(b).

(a.3)       Interest rate risk -

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates to the Groups’ long-term financial obligations with floating interest rates.

A table showing the effect in profit or loss of the variations of interest rates:

		Effect on profit
	Increase/decrease of	(loss) before
	LIBOR	income tax
	(percentage rates)	US$(000)
2022
Interest rate	10%	(1,315)
Interest rate	(10)%	1,315

2021
Interest rate	10%	(1,414)
Interest rate	(10)%	1,414

2020
Interest rate	10%	(81)
Interest rate	(10)%	81

(b)	Credit risk -

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivable) and from its financing activities, including deposits with banks and other financial instruments.

The Group invests its excess cash in leading financial institutions, sets conservative credit policies and constantly evaluates the market conditions in which it operates. Trade accounts receivable are denominated in U.S. dollars. The Group’s sales are made to domestic and foreign customers. See concentration of spot sales in note 20(b). An impairment analysis is performed on an individual basis.

Credit risk is limited to the carrying amount of the financial assets to the date of consolidated statements of financial position, which is composed of cash and cash equivalents, trade and other receivables and derivative financial instruments.

Set out below is the information about the credit risk exposure on the Group’s trade and other receivables:

		Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2022 -
Trade receivables	146,070	—	—	22,276	168,346
Other receivables	749,456	—	—	4,106	753,562
	895,526	—	—	26,382	921,908
Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(26,382)	(26,382)

As of December 31, 2021 -
Trade receivables	149,394	—	—	22,276	171,670
Other receivables	726,870	—	—	8,621	735,491
	876,264	—	—	30,897	907,161
Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(30,897)	(30,897)

(c)	Liquidity risk -

Prudent management of liquidity risk implies maintaining sufficient cash and cash equivalents and the possibility of committing or having financing committed through an adequate number of credit sources. The Group believes that it maintains suitable levels of cash and cash equivalents and has sufficient credit capacity to get access to lines of credit from leading financial entities.

The Group continually monitors its liquidity risk based on cash flow projections.

An analysis of the Group’s financial liabilities classified according to their aging is presented below, based on undiscounted contractual payments:

				More than 5
	Less than	Between 1	Between 2	years	Total
	1 year	and 2 years	and 5 years	( 2028 and
	(2023)	(2024)	(2025 to 2027)	thereafter)
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2022-
Bank loans – capital	—	—	—	—	—
Bank loans – interest	—	—	—	—	—
Trade and other payables	240,737	—	—	—	240,737
Financial obligation – capital	31,034	104,159	598,568	—	733,761
Financial obligation – interest	39,256	45,770	64,279	—	149,305
Lease – capital	3,638	2,282	2,794	4,238	12,952
Lease – interest	42	18	242	1,136	1,438
Hedge derivative financial instruments	—	—	—	—	—
Contingent consideration liability	—	—	11,937	31,934	43,871

	314,707	152,229	677,820	37,308	1,182,064

As of December 31, 2021 -
Bank loans – capital	50,000	—	—	—	50,000
Bank loans – interest	820	—	—	—	820
Trade and other payables	248,033	—	—	—	248,033
Financial obligation – capital	175,620	106,784	774,102	—	1,056,506
Financial obligation – interest	43,313	40,803	99,634	—	183,750
Lease – capital	3,906	1,822	51	—	5,779
Lease – interest	74	95	—	—	169
Hedge derivative financial instruments	6,976	—	—	—	6,976
Contingent consideration liability	—	—	7,032	33,702	40,734

	528,742	149,504	880,819	33,702	1,592,767

(d)	Capital management -

For purposes of the Group’s capital management, capital is based on all equity accounts. The objective of capital management is to maximize shareholder value.

The Group manages its capital structure and makes adjustments to meet changing economic market conditions. The Group’s policy is to fund all projects of short and long term with their own operating resources. To maintain or adjust the capital structure, the Group may change the policy of paying dividends to shareholders, return capital to shareholders or issue new shares.

No changes were made in the objectives, policies or processes for managing capital during the years 2022 and 2021.

Sociedad Minera Cerro Verde S.A.A.
Disclosure of financial risk management objectives and policies [Line Items]
Financial - risk management objectives and policies

20.  Financial risk management

The Company’s activities are exposed to different financial risks. The main risks that could adversely affect the Company’s financial assets and liabilities or future cash flows are: (i) market risk, (ii) credit risk, (iii) interest rate risk, (iv) liquidity risk, and (v) capital risk. The Company’s financial risk management program focuses on mitigating potential adverse effects on its financial performance.

Management knows the conditions prevailing in the market and based on its knowledge and experience, manages the risks that are summarized below. The Company’s Board of Directors reviews and approves the policies to manage each of these risks:

(a)	Market risk -

Commodity price risk -

The international price of copper has a significant impact on the Company’s operating results. The price of copper has fluctuated historically and is affected by numerous factors beyond the Company’s control. The Company does not hedge its exposure to price fluctuation.

As described in Note 2(d), the Company has price risk through its provisionally priced sales contracts, which provide final pricing in a specified future month (generally between three and six months after the shipment’s arrival date) based primarily on quoted LME monthly average prices. The Company records revenues and invoices customers at the time of shipment based on then-current LME prices, which results in an embedded derivative on the provisionally priced contract that is adjusted to fair value through revenues each period, using the period-end forward prices, until the date of final pricing. To the extent that final prices are higher or lower than what was recorded on a provisional basis, an increase or decrease to revenues is recorded each reporting period until the date of final pricing (see Note 21).

The table below summarizes the estimated impact on the Company’s profit before income tax for the years 2022, 2021 and 2020, based on a 10% increase or decrease in future copper price while all other variables are held constant. The 10% increase is based on copper prices ranging from US$/pound 4.178 to US$/pound 4.179 as of December 31, 2022 (US$/pound 4.765 to US$/pound 4.879, as of December 31, 2021 and US$/pound 3.524 to US$/pound 3.876, as of December 31, 2020), and the 10% decrease is based on copper prices ranging from US$/pound 3.418 to US$/pound 3.419 as of December 31,

2022 (US$/pound 3.899 to US$/pound 3.992, as of December 31, 2021 and US$/pound 2.884 to US$/pound 3.172, as of December 31, 2020).

Effect on profit
before income tax
US$(000)

December 31, 2022
10% increase in future copper prices	123,181
10% decrease in future copper prices	(123,181)

December 31, 2021
10% increase in future copper prices	140,420
10% decrease in future copper prices	(140,420)

December 31, 2020
10% increase in future copper prices	112,080
10% decrease in future copper prices	(112,080)

Exchange rate risk -

As described in Note 2(c), the Company’s financial statements are presented in US dollars, which is the functional and presentation currency of the Company. The Company’s exchange-rate risk arises mainly from balances related to tax payments, benefits to employees deposits, other accounts payable and deposits in currencies other than the US dollar, principally soles.

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)

2022
Exchange rate	5%	(23,801)
Exchange rate	(5)%	23,801

2021
Exchange rate	5%	(7,782)
Exchange rate	(5)%	7,782

2020
Exchange rate	5%	20,656
Exchange rate	(5)%	(20,656)

(b)	Credit Risk -

The Company’s exposure to credit risk arises from a customer’s inability to pay amounts in full when they are due and the failure of third parties in cash and cash equivalent transactions. The risk is limited to balances deposited in banks and financial institutions and for trade accounts receivable at the date of the statements of financial position (the Company sells copper concentrate and cathode and molybdenum concentrate to companies widely recognized in the worldwide mining sector and collections are made within 30 days after the fulfilment of the contractual terms). To manage this risk, the Company has established a treasury policy, which only allows the deposit of surplus funds in highly rated institutions, by establishing conservative credit policies and through a constant evaluation of market conditions. Consequently, the Company does not expect to incur losses on accounts involving potential credit risk.

(c)	Interest rate risk -

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. As of December 31, 2022, the Company’s exposure to the risk of changes in market interest rates has no significant impact considering that the Company had no outstanding bank debt balances (see Note 10).

(d)	Liquidity risk -

Liquidity risk arises from situations in which cash might not be available to pay obligations at their maturity date and at a reasonable cost. The Company maintains adequate liquidity by properly managing the maturities of assets and liabilities in such a way that allows the Company to maintain a structural liquidity position (cash available) enabling it to meet liquidity requirements. Additionally, the Company has the ability to obtain funds from financial institutions and shareholders to meet its contractual obligations.

The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes, accruals and benefits to employees, as of December 31, 2022 and 2021:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2022
Trade accounts payable (see Note 8)	—	316,460	2,923	1,017	—	320,400
Accounts payable - related parties (see Note 4)	—	1,740	1,434	—	—	3,174
Lease liabilities (see Note 10)	—	1,036	5,992	45,033	11,064	63,125
Other accounts payable (see Note 9)	—	15,293	45,339	—	—	60,632

Total	—	334,529	55,688	46,050	11,064	447,331
As of December 31, 2021
Trade accounts payable (see Note 8)	—	234,640	277	638	—	235,555
Accounts payable - related parties (see Note 4)	—	3,426	—	—	—	3,426
Senior unsecured credit facility (see Note 10)	—	—	324,695	—	—	324,695
Lease liabilities (see Note 10)	—	1,257	6,360	41,085	21,418	70,120
Other accounts payable (see Note 9)	—	66,818	6,417	—	—	73,235

Total	—	306,141	337,749	41,723	21,418	707,031

(e)	Capital risk -

The objective is to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders, benefits for stakeholders and maintain an optimal structure that would reduce the cost of capital.

The Company manages its capital structure, and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Company controls dividend payments to shareholders, the return of capital to shareholders and the issuance of new shares. No changes were made to the objectives, policies or processes during the year ended December 31, 2022.